Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	13,252,000
Proposed Maximum Offering Price per Unit	54.94
Maximum Aggregate Offering Price	$ 728,064,880.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 100,545.76
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), BXP, Inc. ("BXP") common stock offered hereby shall be deemed to cover additional securities to be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents 13,252,000 shares of common stock of BXP issuable in exchange for 2.00% Exchangeable Senior Notes due 2030 of Boston Properties Limited Partnership, assuming a maximum exchange rate of 13.2520 shares of common stock per $1,000 principal amount of notes. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales prices of BXP's common stock as reported on the New York Stock Exchange on March 3, 2026.